Business Combinations - Identifiable assets and liabilities (Details) - Boyut Enerji ₺ in Thousands	Jul. 06, 2021 TRY (₺)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	₺ 9,127
Other current assets	9,424
Property, plant and equipment (Note 12)	208,098
Intangible assets (Note 13)	366,167
Other non-current assets	273
Borrowings	(249,512)
Trade and other payables	(12,943)
Due to related parties	(4,123)
Provisions	(61)
Employee benefit obligations	(126)
Deferred tax liabilities recognised as of acquisition date	(80,090)
Other liabilities	(106,141)
Fair value of total identifiable net assets (100%)	₺ 140,093